Contingencies - Additional Information (Details)	Mar. 04, 2020 Lawsuit	Dec. 31, 2019 CNY (¥)
Loss Contingencies [Line Items]
Contingent liabilities | ¥		¥ 0
Subsequent Event
Loss Contingencies [Line Items]
Number of putative class action lawsuits filed | Lawsuit	1